Consolidated Statements of Operations and Comprehensive Income (Loss)		12 Months Ended
		Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 HKD ($) $ / shares shares	Dec. 31, 2024 HKD ($) $ / shares shares	Dec. 31, 2023 HKD ($) $ / shares shares
Revenue		$ 4,345,609	$ 33,823,176	$ 26,085,318	$ 31,961,177
Cost of revenue		3,058,569	23,805,761	13,783,124	13,995,670
Gross profit		1,287,040	10,017,415	12,302,194	17,965,507
Operating expenses
Selling and marketing expenses		858,778	6,684,126	4,182,830	160,976
Research and development expenses		5,906	45,967	172,810	11,373
General and administrative expenses		4,835,431	37,635,611	27,317,790	11,110,942
Impairment loss of intangible assets		1,829,887	14,242,561	0	0
Total operating expenses		7,530,002	58,608,265	31,673,430	11,283,291
Income (loss) from operations		(6,242,962)	(48,590,850)	(19,371,236)	6,682,216
Investment gain (losses), net
Option premium income		566,212	4,407,000	0	0
Realized gain on disposal of digital assets		112,216	873,409	0	0
Investment income from stable coins and digital assets		215,958	1,680,869	0	0
Change in fair value of derivative liabilities		(359,169)	(2,795,520)	0	0
Change in fair value of stable coins, digital assets and digital assets – restricted		15,570,604	121,190,685	0	0
Others		(177,689)	(1,383,004)	0	0
Total investment gain (losses), net		15,928,132	123,973,439	0	0
Other income (expenses)
Other income (expenses), net		8,430	65,615	(159,145)	457,941
Realized loss on disposal of financial assets at fair value		0	0	0	(7,874)
Change in fair value on financial assets at fair value		0	0	0	(2,091)
Interest (expense) income, net		32,887	255,969	101,148	(353,002)
Total other income (expenses), net		41,317	321,584	(57,997)	94,974
Profit (loss) before income taxes		9,726,487	75,704,173	(19,429,233)	6,777,190
Income tax (expense) benefit		390,648	3,040,531	(781,759)	(148,309)
Net income (loss)		10,117,135	78,744,704	(20,210,992)	6,628,881
Other comprehensive income (loss)
Foreign currency translation adjustment		(91,897)	(465,751)	3,964	17,866
Comprehensive income (loss)		$ 10,025,238	$ 78,278,953	$ (20,207,028)	$ 6,646,747
Weighted average shares outstanding - basic (in shares)		5,644,417	5,644,417	1,656,485	1,448,125
Weighted average shares outstanding - diluted (in shares)		5,806,608	5,806,608	1,656,485	1,448,125
Class A
Other comprehensive income (loss)
Weighted average shares outstanding - basic (in shares)		4,513,555	4,513,555	525,623	0
Weighted average shares outstanding - diluted (in shares)		4,675,746	4,675,746	525,623	0
Income (loss) per ordinary share - basic (in HK$ per share or USD per share) | (per share)		$ 1.79	$ 13.95	$ (12.20)	$ 0
Income (loss) per ordinary share - diluted (in HK$ per share or USD per share) | (per share)	[1]	$ 1.73	$ 13.47	$ (12.20)	$ 0
Class B
Other comprehensive income (loss)
Weighted average shares outstanding - basic (in shares)		1,130,862	1,130,862	1,130,862	1,448,125
Weighted average shares outstanding - diluted (in shares)		1,130,862	1,130,862	1,130,862	1,448,125
Income (loss) per ordinary share - basic (in HK$ per share or USD per share) | (per share)		$ 1.79	$ 13.95	$ (12.20)	$ 4.58
Income (loss) per ordinary share - diluted (in HK$ per share or USD per share) | (per share)	[1]	$ 1.79	$ 13.95	$ (12.20)	$ 4.58

[1]	Giving retroactive effect to the 8 for 1 share consolidation effected on July 10, 2025.